Expense Example	Feb. 27, 2026 USD ($)
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 223
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,786
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	2,004
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,851
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	$ 1,779